Taxation - Additional Information (Detail) - GBP (£)			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Expense [Line Items]
Approximate percentage of provision under tax authority examination			80.00%
Provision for tax uncertainties included in current tax liabilities			£ 240,000,000		£ 281,000,000
Additional amount required for tax settlement			£ 471,000,000
Corporation tax		19.00%	17.00%		17.00%	19.00%
Deferred tax credit specific item recognised					£ 63,000,000
Unused tax losses for which no deferred tax asset recognised			£ 4,100,000,000		4,400,000,000
Undistributed earnings			10,934,000,000	[1]	7,163,000,000	£ 9,761,000,000
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Current tax expense			(614,000,000)		(594,000,000)	(684,000,000)
Unused tax losses for which no deferred tax asset recognised			16,900,000,000		17,000,000,000
Income tax			23,000,000		26,200,000
Non-United Kingdom [Member]
Disclosure Of Income Tax Expense [Line Items]
Current tax expense			(66,000,000)		(109,000,000)	£ (80,000,000)
Deferred tax liability			0
Undistributed earnings			2,400,000,000		£ 3,500,000,000
European Union [Member]
Disclosure Of Income Tax Expense [Line Items]
Undistributed earnings			940,000,000
Additional income tax			23,900,000
Events After Reporting Period [Member]
Disclosure Of Income Tax Expense [Line Items]
Corporation tax	17.00%
EE [Member]
Disclosure Of Income Tax Expense [Line Items]
Deferred tax asset on historical tax losses			92,000,000
Current tax expense			£ 382,000,000

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements